Commitments and Contingencies (Details) $ in Thousands	9 Months Ended
Dec. 31, 2021 USD ($)
Commitments and Contingencies.
Vessels covered for pollution per vessel per incident	$ 1,000,000
Term for adjustment of estimates	3 years
Estimated contractual gross charter revenues	$ 2,657